STAKING AND VALIDATING INCOME (Details)	3 Months Ended
	Dec. 31, 2025 CAD ($) item	Dec. 31, 2024 CAD ($) item
STAKING AND VALIDATING INCOME.
Validator rewards, paid in Solana	$ 545,932	$ 591,983
Validator rewards received in other cryptocurrencies	68,156
Validator fees, paid in Solana		12,697
Validator fees, paid in fiat	(143,550)	(58,828)
Validator operations	470,537	520,458
Staking rewards (Solana)	1,631,080	724,391
Total staking and validating income	$ 2,101,617	$ 1,244,849
Validator rewards, paid in Solana (in units) | item	2,486	2,008
Validator rewards received in other cryptocurrencies (in units) | item	17,946
Validator fees, paid in Solana (in units) | item		(164)
Validator operations (in units) | item	2,486	1,844
Staking rewards (Solana) (in units) | item	7,301	2,597
Total staking and validating income (in units) | item	9,787	4,441